Related Party Transaction - Schedule of Rent Expense (Details) (10K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Office and warehouse space					$ 40,000	$ 155,306
Corporate office					18,000	18,000
Total Rental Expense	$ 0	$ 4,500	$ 4,500	$ 13,500	$ 58,000	$ 173,306